Receipts in Advance and Deferred Revenue	12 Months Ended
Dec. 31, 2018
Contract with Customer, Liability [Abstract]
Receipts in Advance and Deferred Revenue

16. RECEIPTS IN ADVANCE AND DEFERRED REVENUE

	As of December 31, (in thousands)
	2017	2018
Receipts in advance	$18,498	$19,013
Deferred revenue	24,419	26,330

Total	$42,917	$45,343

The amount of recognized revenue that was included in the receipts in advance and deferred revenue balance at the beginning of the year was $35.1 million during the year ended December 31, 2018.